UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 93.95%
	Asset Management - 2.04%
37,952	Grupo Financiero Interacciones SA de CV (b)	$179,095
17,972	Magellan Financial Group Ltd. (b)	298,206
		477,301
	Automotive - 1.25%
7,021	Linamar Corp. (b)	293,159
	Banking - 1.24%
13,956	Home BancShares, Inc.	290,424
	Biotechnology & Pharmaceutical - 7.08%
9,250	Hikma Pharmaceuticals plc (b)	241,945
8,300	United Therapeutics Corp. (a)	980,064
3,143	USANA Health Sciences, Inc. (a)(b)	434,834
		1,656,843
	Consumer Products - 3.60%
9,222	The Hain Celestial Group, Inc. (a)	328,119
5,220	Inter Parfums, Inc. (b)	168,449
2,915	J&J Snack Foods Corp.	347,235
25	Wilmar International Ltd. (b)	59
		843,862
	Containers & Packaging - 3.45%
43,617	Cascades, Inc. (b)	426,545
420,000	Lee & Man Paper Manufacturing Ltd. (b)	381,208
		807,753
	Electrical Equipment - 2.69%
12,442	Orbotech Ltd. (a)(b)	368,407
7,679	Renishaw plc (b)	262,463
		630,870
	Gaming, Lodging & Restaurants - 3.45%
4,145	The Cheesecake Factory, Inc.	207,499
3,726	Papa John's International, Inc.	293,795
5,671	Starbucks Corp.	307,028
		808,322
	Hardware - 0.99%
2,545	Nidec Corp. (b)	232,452
	Health Care Facilities & Services - 5.26%
5,963	Molina Healthcare, Inc. (a)	347,762
19,471	NMC Health plc (b)	345,750
1,500	Universal Health Services, Inc. - Class B	184,830
5,051	VCA, Inc. (a)	353,469
		1,231,811
	Institutional Financial Services - 1.43%
1,246	Intercontinental Exchange, Inc.	335,623
	Iron & Steel - 1.28%
11,976	Steel Dynamics, Inc.	299,280
	Media - 10.92%
423	Alphabet, Inc. - Class A (a)	340,117
6,985	Criteo SA - ADR (a)(b)	245,243
8,200	CyberAgent, Inc. (b)	241,945
2,763	Facebook, Inc. - Class A (a)	354,410
15,000	GMO Internet, Inc. (b)	199,398
23,507	Seek Ltd. (b)	279,942
2,955	Teleperformance (b)	315,122
3,447	VeriSign, Inc. (a)	269,693
14,773	Yandex NV - Class A (a)(b)	310,972
		2,556,842

	Medical Equipment & Devices - 2.38%
2,803	Coloplast A/S - Class B (b)	217,376
15,076	Globus Medical, Inc. - Class A (a)	340,265
		557,641
	Oil, Gas & Coal - 5.89%
13,731	AltaGas Ltd. (b)	353,126
17,215	Kinder Morgan, Inc.	398,183
32,412	Subsea 7 SA (a)(b)	347,854
5,700	Targa Resources Corp.	279,927
		1,379,090
	Passenger Transportation - 1.33%
17,864	WestJet Airlines Ltd. (b)	312,087
	Real Estate - 4.13%
7,846	Colliers International Group, Inc. (b)	329,341
30,852	Hemfosa Fastigheter AB (b)	334,457
89,633	Regus plc (b)	303,106
		966,904
	Recreation Facilities & Services - 1.21%
10,158	Flight Centre Travel Group Ltd. (b)	282,834
	Retail - Consumer Staples - 2.74%
4,465	Dollarama, Inc. (b)	348,603
10,310	Whole Foods Market, Inc.	292,289
		640,892
	Retail - Discretionary - 9.22%
436	Amazon.com, Inc. (a)	365,067
3,806	L Brands, Inc.	269,351
2,866	Luxottica Group S.p.A - ADR (b)	137,052
1,492	MercadoLibre, Inc. (b)	275,975
2,333	Netflix, Inc. (a)	229,917
16,800	Rakuten, Inc. (b)	217,197
22,700	SM Investments Corp. (b)	315,251
108	Ted Baker plc (b)	3,449
10,038	Urban Outfitters, Inc. (a)	346,512
		2,159,771
	Semiconductors - 3.02%
3,473	IPG Photonics Corp. (a)	286,002
9,761	Mellanox Technologies Ltd. (a)(b)	422,163
		708,165
	Software - 7.36%
12,652	Atlassian Corp. plc - Class A (a)(b)	379,180
7,580	Cerner Corp. (a)	468,065
5,196	Check Point Software Technologies Ltd. (a)(b)	403,262
5,300	CyberArk Software Ltd. (a)(b)	262,721
5,373	Oracle Corp.	211,051
		1,724,279
	Specialty Finance - 5.30%
9,831	Air Lease Corp. (b)	280,970
4,149	Capital One Financial Corp.	298,023
3,473	LendingTree, Inc. (a)	336,568
9,389	PRA Group, Inc. (a)	324,296
		1,239,857
	Telecommunications - 1.87%
6,800	SoftBank Corp. (b)	437,351
	Transportation & Logistics - 3.47%
2,272	FedEx Corp.	396,873
19,369	Swift Transportation Co. (a)	415,852
		812,725
	Utilities - 1.35%
6,777	ITC Holdings Corp.	314,995
	TOTAL COMMON STOCKS (Cost $19,901,993)	22,001,133

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.39%
		Real Estate - 1.39%
13,748		The GEO Group, Inc.	326,927
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $370,295)	326,927

		MONEY MARKET FUNDS - 4.67%
1,093,479		First American Treasury Obligations Fund - Class Z, 0.22% (c)	1,093,480
		TOTAL MONEY MARKET FUNDS (Cost $1,093,480)	1,093,480

		Total Investments (Cost $21,365,768) - 100.01%	23,421,540
		Liabilities in Excess of Other Assets - (0.01)%	(3,030)
		TOTAL NET ASSETS - 100.00%	$23,418,510

		Percentages are stated as a percent of net assets.

	ADR	- American Depository Receipt
	(a)	Non-income producing security.
	(b)	Global security, as classified by the Fund's Investment Advisor, in accordance to the definition in the Fund's prospectus.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
		Cost of Investments	$21,365,768
		Gross Unrealized Appreciation	2,731,846
		Gross Unrealized Depreciation	(676,074)
		Net Unrealized Appreciation	$2,055,772

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

EntrepreneurShares Global Fund
Securities by Country of Risk
September 30, 2016 (Unaudited)

Percent of Net
Country	Assets
United States	56.0%
Canada	8.8%
Israel	6.2%
Japan	5.7%
Australia	5.3%
United Kingdom	2.4%
France	2.4%
Hong Kong	1.6%
Luxembourg	1.5%
United Arab Emirates	1.5%
Sweden	1.4%
Philippines	1.4%
Russia	1.3%
Argentina	1.2%
Jordan	1.0%
Denmark	0.9%
Mexico	0.8%
Italy	0.6%
Singapore	0.0%
100.0%

Entrepreneur U.S. All Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 93.11%
	Aerospace & Defense - 0.99%
48,883	TASER International, Inc. (a)	$1,398,543
	Apparel & Textile Products - 1.13%
17,100	G-III Apparel Group Ltd. (a)	498,465
47,896	Skechers U.S.A., Inc. - Class A (a)	1,096,818
		1,595,283
	Asset Management - 0.77%
25,539	Cohen & Steers, Inc.	1,091,792
	Automotive - 0.71%
57,562	Gentex Corp.	1,010,789
	Banking - 5.78%
22,022	Bank of the Ozarks, Inc.	845,645
58,269	Fidelity Southern Corp.	1,071,567
46,412	Home BancShares, Inc.	965,834
56,530	Live Oak Bancshares, Inc.	815,162
19,100	Pinnacle Financial Partners, Inc.	1,032,928
45,361	Preferred Bank	1,621,656
54,375	TriState Capital Holdings, Inc. (a)	878,156
25,158	United Bancshares, Inc.	947,702
		8,178,650
	Biotechnology & Pharmaceutical - 7.45%
9,000	Acorda Therapeutics, Inc. (a)	187,920
49,644	Albany Molecular Research, Inc. (a)	819,622
12,318	Aptevo Therapeutics, Inc. (a)	31,534
14,000	Atara Biotherapeutics, Inc. (a)	299,460
24,637	Emergent BioSolutions, Inc. (a)	776,805
42,983	FibroGen, Inc. (a)	889,748
18,088	Intra-Cellular Therapies, Inc. (a)	275,661
20,646	Ironwood Pharmaceuticals, Inc. - Class A (a)	327,858
47,737	MacroGenics, Inc. (a)	1,427,814
50,537	OPKO Health, Inc. (a)	535,187
7,768	Sage Therapeutics, Inc. (a)	357,716
6,820	TESARO, Inc. (a)	683,637
19,785	United Therapeutics Corp. (a)	2,336,213
11,454	USANA Health Sciences, Inc. (a)	1,584,661
		10,533,836
	Chemicals - 0.80%
69,935	Huntsman Corp.	1,137,843
	Commercial Services - 4.93%
9,160	Cimpress NV (a)	926,809
22,689	CorVel Corp. (a)	871,258
56,500	The Hackett Group, Inc.	933,380
18,150	Insperity, Inc.	1,318,416
81,161	LifeLock, Inc. (a)	1,373,244
35,687	National Research Corp. - Class A	581,341
65,243	Resources Connection, Inc.	974,730
		6,979,178

	Consumer Products - 3.70%
5,103	The Boston Beer Co., Inc. - Class A (a)	792,292
22,759	The Hain Celestial Group, Inc. (a)	809,765
28,373	Inter Parfums, Inc.	915,597
8,426	J&J Snack Foods Corp.	1,003,705
21,895	National Beverage Corp. (a)	964,475
26,308	Seneca Foods Corp. - Class A (a)	742,938
		5,228,772
	Consumer Services - 0.72%
42,887	Carriage Services, Inc.	1,014,278
	Containers & Packaging - 1.67%
13,600	AEP Industries, Inc.	1,487,432
17,253	Silgan Holdings, Inc.	872,829
		2,360,261
	Design, Manufacturing & Distribution - 0.74%
36,700	Sanmina Corp. (a)	1,044,849
	Electrical Equipment - 0.59%
12,696	OSI Systems, Inc. (a)	830,065
	Engineering & Construction Services - 0.64%
38,888	Mistras Group, Inc. (a)	912,701
	Gaming, Lodging & Restaurants - 2.12%
17,500	The Cheesecake Factory, Inc.	876,050
16,226	Papa John's International, Inc.	1,279,420
21,528	Texas Roadhouse, Inc.	840,238
		2,995,708
	Hardware - 2.86%
19,800	Netgear, Inc. (a)	1,197,702
24,929	Super Micro Computer, Inc. (a)	582,591
23,989	Ubiquiti Networks, Inc. (a)	1,283,411
84,688	Vicor Corp. (a)	982,381
		4,046,085
	Health Care Facilities & Services - 3.49%
32,768	Diplomat Pharmacy, Inc. (a)	917,832
27,120	LHC Group, Inc. (a)	1,000,186
13,496	Molina Healthcare, Inc. (a)	787,087
15,681	PAREXEL International Corp. (a)	1,089,045
84,935	Select Medical Holdings Corp. (a)	1,146,622
		4,940,772
	Home & Office Products - 4.20%
74,995	Century Communities, Inc. (a)	1,613,142
41,100	LGI Homes, Inc. (a)	1,514,124
25,900	Meritage Homes Corp. (a)	898,730
81,048	The New Home Co., Inc. (a)	864,782
98,325	PGT, Inc. (a)	1,049,128
		5,939,906
	Institutional Financial Services - 0.65%
34,333	Moelis & Co. - Class A	923,214
	Insurance - 3.47%
61,239	American Equity Investment Life Holding Co.	1,085,768
39,211	Citizens, Inc. (a)	367,015
28,897	HCI Group, Inc.	877,313
42,308	National General Holdings Corp.	940,930
80,257	RPX Corp. (a)	857,947
70,700	State National Co., Inc.	786,184
		4,915,157

	Iron & Steel - 0.75%
42,640	Steel Dynamics, Inc.	1,065,574
	Media - 4.11%
116,449	Entravision Communications Corp. - Class A	888,506
43,814	HealthStream, Inc. (a)	1,209,266
19,263	Nexstar Broadcasting Group, Inc. - Class A	1,111,668
23,957	Shutterstock, Inc. (a)	1,526,061
50,800	World Wrestling Entertainment, Inc. - Class A	1,082,040
		5,817,541
	Medical Equipment & Devices - 3.85%
63,926	Globus Medical, Inc. - Class A (a)	1,442,810
23,427	Masimo Corp. (a)	1,393,672
48,600	Merit Medical Systems, Inc. (a)	1,180,494
29,709	Vascular Solutions, Inc. (a)	1,432,865
		5,449,841
	Metals & Mining - 0.60%
55,800	Hi-Crush Partners LP	855,972
	Oil, Gas & Coal - 2.81%
214,671	Northern Oil and Gas, Inc. (a)	575,318
23,900	Targa Resources Corp.	1,173,729
52,000	Western Refining, Inc.	1,375,920
18,500	World Fuel Services Corp.	855,810
		3,980,777
	Renewable Energy - 0.65%
174,722	Ameresco, Inc. - Class A (a)	919,038
	Retail - Consumer Staples - 1.33%
42,442	Ollie's Bargain Outlet Holdings, Inc. (a)	1,112,405
27,160	Whole Foods Market, Inc.	769,986
		1,882,391
	Retail - Discretionary - 1.40%
115,500	1-800-Flowers.com, Inc. - Class A (a)	1,059,135
49,420	Sonic Automotive, Inc. - Class A	929,096
		1,988,231
	Semiconductors - 3.84%
20,021	Ambarella, Inc. (a)	1,473,746
143,785	Amkor Technology, Inc. (a)	1,397,590
8,580	IPG Photonics Corp. (a)	706,563
65,632	IXYS Corp.	790,866
13,207	Monolithic Power Systems, Inc.	1,063,163
		5,431,928
	Software - 7.39%
32,275	Envestnet, Inc. (a)	1,176,424
162,997	Lionbridge Technologies, Inc. (a)	814,985
15,373	LogMeIn, Inc.	1,389,565
32,300	Omnicell, Inc. (a)	1,237,090
23,906	Paycom Software, Inc. (a)	1,198,408
58,069	PDF Solutions, Inc. (a)	1,055,114
32,056	Pegasystems, Inc.	945,331
19,615	Rackspace Hosting, Inc. (a)	621,599
25,854	Synchronoss Technologies, Inc. (a)	1,064,668
53,723	VASCO Data Security International, Inc. (a)	946,062
		10,449,246

	Specialty Finance - 7.40%
27,667	Air Lease Corp.	790,723
2,609	AMERCO	845,916
4,685	Credit Acceptance Corp. (a)	942,013
10,471	Ellie Mae, Inc. (a)	1,102,596
11,299	Euronet Worldwide, Inc. (a)	924,597
42,092	Green Dot Corp. - Class A (a)	970,642
33,126	HFF, Inc. - Class A	917,259
9,950	LendingTree, Inc. (a)	964,255
41,490	Liberty Tax, Inc.	530,242
60,304	NewStar Financial, Inc. (a)	585,552
54,717	PRA Group, Inc. (a)	1,889,925
		10,463,720
	Technology Services - 6.08%
11,242	EPAM Systems, Inc. (a)	779,183
16,098	ExlService Holdings, Inc. (a)	802,324
24,501	Forrester Research, Inc.	953,089
25,422	ManTech International Corp. - Class A	958,155
7,300	MarketAxess Holdings, Inc.	1,208,807
25,805	Medidata Solutions, Inc. (a)	1,438,887
45,029	NIC, Inc.	1,058,181
28,919	TeleTech Holdings, Inc.	838,362
22,720	Virtusa Corp. (a)	560,730
		8,597,718
	Telecommunications - 2.72%
24,200	Cogent Communications Holdings, Inc.	890,802
51,316	General Communication, Inc. - Class A (a)	705,595
59,476	IDT Corp. - Class B	1,025,366
51,588	RingCentral, Inc. - Class A (a)	1,220,572
		3,842,335
	Transportation & Logistics - 1.40%
55,352	Swift Transportation Co. (a)	1,188,407
33,900	Werner Enterprises, Inc.	788,853
		1,977,260
	Utilities - 0.73%
22,169	ITC Holdings Corp.	1,030,415
	Waste & Environmental Services & Equipment - 0.64%
18,946	Clean Harbors, Inc. (a)	909,029
	TOTAL COMMON STOCKS (Cost $117,465,820)	131,738,698

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.80%
	Real Estate - 5.80%
23,873	American Assets Trust, Inc.	1,035,611
47,353	The GEO Group, Inc.	1,126,054
30,937	Healthcare Realty Trust, Inc.	1,053,714
73,125	Medical Properties Trust, Inc.	1,080,056
80,038	Monmouth Real Estate Investment Corp.	1,142,142
32,100	Pebblebrook Hotel Trust	853,860
40,084	RLJ Lodging Trust	842,967
38,998	Terreno Realty Corp.	1,072,835
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,142,979)	8,207,239

	MONEY MARKET FUNDS - 1.10%
1,553,661	First American Treasury Obligations Fund - Class Z, 0.22% (b)	1,553,661
	TOTAL MONEY MARKET FUNDS (Cost $1,553,661)	1,553,661

	Total Investments (Cost ($127,162,460) - 100.01%	141,499,598
	Liabilities in Excess of Other Assets - (0.01)%	(18,426)
	TOTAL NET ASSETS - 100.00%	$141,481,172

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
	Cost of Investments	$127,162,460
	Gross Unrealized Appreciation	23,202,570
	Gross Unrealized Depreciation	(8,865,432)
	Net Unrealized Appreciation	$14,337,138

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Entrepreneur U.S. Large Cap Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 95.38%
	Aerospace & Defense - 0.67%
4,697	The Boeing Co.	$618,783
	Apparel & Textile Products - 2.71%
12,863	Michael Kors Holdings, Ltd. (a)	601,860
8,501	NIKE, Inc. - Class B	447,578
32,530	Under Armour, Inc. - Class A (a)	1,258,260
5,607	Under Armour, Inc. - Class C (a)	189,853
		2,497,551
	Asset Management - 1.74%
4,429	BlackRock, Inc.	1,605,335
	Banking - 2.84%
14,930	JPMorgan Chase & Co.	994,189
7,439	M&T Bank Corp.	863,668
6,443	Signature Bank (a)	763,173
		2,621,030
	Biotechnology & Pharmaceutical - 6.65%
16,498	Gilead Sciences, Inc.	1,305,322
5,726	Jazz Pharmaceuticals plc (a)	695,594
20,748	Pfizer, Inc.	702,735
3,770	Regeneron Pharmaceuticals, Inc. (a)	1,515,615
16,210	United Therapeutics Corp. (a)	1,914,077
		6,133,343
	Chemicals - 2.40%
4,298	Air Products and Chemicals, Inc.	646,161
8,549	The Dow Chemical Co.	443,095
69,462	Huntsman Corp.	1,130,147
		2,219,403
	Commercial Services - 1.20%
9,832	Cintas Corp.	1,107,083
	Consumer Products - 6.23%
20,292	Brown-Forman Corp. - Class B	962,652
12,583	The Coca-Cola Co.	532,513
7,704	Constellation Brands, Inc. - Class A	1,282,639
7,533	The JM Smucker Co.	1,021,023
6,649	Monster Beverage Corp. (a)	976,140
10,899	The Procter & Gamble Co.	978,185
		5,753,152
	Electrical Equipment - 2.21%
5,621	Fortive Corp.	286,109
38,640	General Electric Co.	1,144,517
5,202	Honeywell International, Inc.	606,501
		2,037,127
	Gaming, Lodging & Restaurants - 3.23%
3,058	Chipotle Mexican Grill, Inc. (a)	1,295,063
31,202	Starbucks Corp.	1,689,276
		2,984,339

	Hardware - 3.42%
22,647	Apple, Inc.	2,560,243
7,036	Arista Networks, Inc. (a)	598,623
		3,158,866
	Health Care Facilities & Services - 2.98%
10,050	UnitedHealth Group, Inc.	1,407,000
10,877	Universal Health Services, Inc. - Class B	1,340,264
		2,747,264
	Home & Office Products - 0.64%
2,950	Mohawk Industries, Inc. (a)	591,003
	Industrial Services - 0.62%
2,565	W.W. Grainger, Inc.	576,715
	Institutional Financial Services - 2.30%
3,494	The Goldman Sachs Group, Inc.	563,477
5,795	Intercontinental Exchange, Inc.	1,560,941
		2,124,418
	Insurance - 4.71%
12,724	Aflac, Inc.	914,474
12,304	American Financial Group, Inc.	922,800
4	Berkshire Hathaway, Inc. - Class A (a)	864,880
5,086	Berkshire Hathaway, Inc. - Class B (a)	734,775
22,069	Loews Corp.	908,139
		4,345,068
	Media - 9.68%
276	Alphabet, Inc. - Class A (a)	221,920
4,627	Alphabet, Inc. - Class C (a)	3,596,521
10,104	Comcast Corp. - Class A	670,299
24,344	Facebook, Inc. - Class A (a)	3,122,605
16,874	VeriSign, Inc. (a)	1,320,222
		8,931,567
	Medical Equipment & Devices - 3.46%
11,243	Danaher Corp.	881,339
1,719	Intuitive Surgical, Inc. (a)	1,245,983
6,717	Waters Corp. (a)	1,064,577
		3,191,899
	Oil, Gas & Coal - 6.76%
8,885	Chevron Corp.	914,444
14,834	Continental Resources, Inc. (a)	770,775
18,463	Exxon Mobil Corp.	1,611,451
62,200	Kinder Morgan, Inc.	1,438,686
20,980	Noble Energy, Inc.	749,825
9,517	Tesoro Corp.	757,172
		6,242,353
	Retail - Consumer Staples - 3.34%
7,808	Costco Wholesale Corp.	1,190,798
9,373	Walgreens Boots Alliance, Inc.	755,651
39,920	Whole Foods Market, Inc.	1,131,732
		3,078,181
	Retail - Discretionary - 9.30%
3,927	Amazon.com, Inc. (a)	3,288,116
21,333	L Brands, Inc.	1,509,736
15,076	Netflix, Inc. (a)	1,485,740
2,488	O'Reilly Automotive, Inc. (a)	696,914
46,457	Urban Outfitters, Inc. (a)	1,603,696
		8,584,202

		Semiconductors - 3.27%
11,506		IPG Photonics Corp. (a)	947,519
30,284		NVIDIA Corp.	2,075,060
			3,022,579
		Software - 5.74%
15,994		Akamai Technologies, Inc. (a)	847,522
25,596		Cerner Corp. (a)	1,580,553
38,694		Oracle Corp.	1,519,900
18,871		Salesforce.com, Inc. (a)	1,346,069
			5,294,044
		Specialty Finance - 2.05%
1,282		AMERCO	415,663
20,539		Capital One Financial Corp.	1,475,316
			1,890,979
		Telecommunications - 1.74%
19,777		AT&T, Inc.	803,144
27,151		Zayo Group Holdings, Inc. (a)	806,656
			1,609,800
		Transportation & Logistics - 1.76%
9,287		FedEx Corp.	1,622,253
		Transportation Equipment - 1.10%
17,320		PACCAR, Inc.	1,018,070
		Utilities - 2.63%
11,245		Dominion Resources, Inc.	835,166
16,350		ITC Holdings Corp.	759,948
6,818		NextEra Energy, Inc.	833,978
			2,429,092
		TOTAL COMMON STOCKS (Cost $79,950,755)	88,035,499

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.29%
		Real Estate - 2.29%
7,019		Boston Properties, Inc.	956,620
7,746		Extra Space Storage, Inc.	615,110
5,368		Vornado Realty Trust	543,295
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,154,684)	2,115,025

		MONEY MARKET FUNDS - 0.74%
683,223		First American Treasury Obligations Fund - Class Z, 0.22% (b)	683,223
		TOTAL MONEY MARKET FUNDS (Cost $683,223)	683,223

		Total Investments (Cost $82,788,662) - 98.41%	90,833,747
		Other Assets in Excess of Liabilities - 1.59%	1,463,062
		TOTAL NET ASSETS - 100.00%	$92,296,809

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
		Cost of Investments	$82,788,662
		Gross Unrealized Appreciation	10,944,094
		Gross Unrealized Depreciation	(2,899,009)
		Net Unrealized Appreciation	$8,045,085

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investment Valuations (Unaudited)
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of September 30, 2016.

EntrepreneurShares Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,001,133	$-	$-	$22,001,133
Real Estate Investment Trusts	326,927	-	-	326,927
Money Market Funds	1,093,480	-	-	1,093,480
Total Investments	$23,421,540	$-	$-	$23,421,540

EntrepreneurShares U.S. All Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$131,738,698	$-	$-	$131,738,698
Real Estate Investment Trusts	8,207,239	-	-	8,207,239
Money Market Funds	1,553,661	-	-	1,553,661
Total Investments	$141,499,598	$-	$-	$141,499,598

EntrepreneurShares U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$88,035,499	$-	$-	$88,035,499
Real Estate Investment Trusts	2,115,025	-	-	2,115,025
Money Market Funds	683,223	-	-	683,223
Total Investments	$90,833,747	$-	$-	$90,833,747

*	For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended September 30, 2016, the Funds had no transfers of securities between levels and no investments in derivate instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any Level 3 investments at the period ended September 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EntrepreneurShares Series Trust

By (Signature and Title) /s/ Dr. Joel M. Shulman
                                            Dr. Joel M. Shulman, President

Date  November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dr. Joel M. Schulman
                                               Dr. Joel M. Shulman, President

Date  November 18, 2016

By (Signature and Title)* /s/ David Cragg
                                              David Cragg, Treasurer

Date  November 18, 2016

* Print the name and title of each signing officer under his or her signature.